Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,825,614.40

Principal:
Principal Collections	$17,100,218.80
Prepayments in Full	$9,808,417.82
Liquidation Proceeds	$319,579.56
Recoveries	$62,105.68
Sub Total	$27,290,321.86
Collections	$29,115,936.26

Purchase Amounts:
Purchase Amounts Related to Principal	$263,998.28
Purchase Amounts Related to Interest	$2,026.60
Sub Total	$266,024.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,381,961.14

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,381,961.14
Servicing Fee	$458,578.14	$458,578.14	$0.00	$0.00	$28,923,383.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,923,383.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,923,383.00
Interest - Class A-3 Notes	$176,686.11	$176,686.11	$0.00	$0.00	$28,746,696.89
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$28,644,761.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,644,761.89
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$28,588,154.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,588,154.06
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$28,545,999.73
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,545,999.73
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$28,489,140.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,489,140.40
Regular Principal Payment	$26,237,533.62	$26,237,533.62	$0.00	$0.00	$2,251,606.78
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,251,606.78
Residual Released to Depositor	$0.00	$2,251,606.78	$0.00	$0.00	$0.00
Total		$29,381,961.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,237,533.62
Total					$26,237,533.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,237,533.62	$55.64	$176,686.11	$0.37	$26,414,219.73	$56.01
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$26,237,533.62	$17.49	$434,242.60	$0.29	$26,671,776.22	$17.78

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$316,452,731.67	0.6710194	$290,215,198.05	0.6153842
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$529,582,731.67	0.3531187	$503,345,198.05	0.3356239

Pool Information
Weighted Average APR	4.000%	3.996%
Weighted Average Remaining Term	35.82	35.01
Number of Receivables Outstanding	36,957	36,052
Pool Balance	$550,293,773.55	$522,499,197.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$530,202,142.62	$503,547,690.36
Pool Factor	0.3603760	0.3421739

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,837,487.96
Yield Supplement Overcollateralization Amount	$18,951,506.77
Targeted Overcollateralization Amount	$19,153,999.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,153,999.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		113	$302,361.96
(Recoveries)		83	$62,105.68
Net Losses for Current Collection Period			$240,256.28
Cumulative Net Losses Last Collection Period			$6,009,525.67
Cumulative Net Losses for all Collection Periods			$6,249,781.95

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.52%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.64%	468	$8,547,379.14
61-90 Days Delinquent	0.15%	41	$797,309.57
91-120 Days Delinquent	0.06%	17	$307,756.86
Over 120 Days Delinquent	0.15%	33	$798,729.47
Total Delinquent Receivables	2.00%	559	$10,451,175.04

Repossession Inventory:
Repossessed in the Current Collection Period		18	$371,458.85
Total Repossessed Inventory		31	$624,944.40

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7838%
Preceding Collection Period			0.4916%
Current Collection Period			0.5375%
Three Month Average			0.6043%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2445%
Preceding Collection Period			0.2625%
Current Collection Period			0.2524%
Three Month Average			0.2531%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer